WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

AFFILIATED EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$ 10,957,394
Westwood Salient Enhanced Midstream Income ETF	1,565,169	42,823,024
Total Affiliated Exchange-Traded Funds (Cost $50,094,282)		$ 53,780,418

MASTER LIMITED PARTNERSHIPS (a) - 22.5%	Shares	Value
Crude & Refined Products - 5.8%
Delek Logistics Partners, L.P.	107,853	$ 5,359,216
Genesis Energy, L.P.	506,778	8,417,583
MPLX, L.P.	1,112,359	62,180,867
		75,957,666
Gathering & Processing - 2.4%
Western Midstream Partners, L.P.	751,603	31,161,460

Natural Gas Liquids Infrastructure - 14.3%
Energy Transfer, L.P.	6,787,370	125,226,977
Enterprise Products Partners, L.P.	1,819,874	60,401,618
		185,628,595

Total Master Limited Partnerships (Cost $191,975,544)		$ 292,747,721

MLP RELATED COMPANIES - 72.6%	Shares	Value
Crude & Refined Products - 10.9%
Enbridge, Inc.	1,959,134	$ 95,684,105
Gibson Energy, Inc.	182,386	3,591,114
Plains GP Holdings, L.P. - Class A (b)	1,236,701	25,327,636
South Bow Corporation	617,057	17,524,419
		142,127,274
Exploration & Production - 0.6%
WaterBridge Infrastructure, LLC - Class A (c)	354,536	7,778,520

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 72.6% (Continued)	Shares	Value
Gathering & Processing - 19.6%
Antero Midstream Corporation	1,920,888	$ 36,151,112
DT Midstream, Inc.	799,185	100,713,294
EMG Utica I Offshore Co-Investment L.P. and Subsidiary (d)(e)(f)	11,947,424	7,875,037
EMG Utica Midstream Fund L.P. and Subsidiaries (d)(e)(f)	4,052,576	4,296,282
Hess Midstream, L.P. - Class A (b)	1,159,491	41,127,146
Kinetik Holdings, Inc.	363,879	14,886,290
Targa Resources Corporation (b)	252,281	50,703,435
		255,752,596
Liquefied Natural Gas - 5.1%
Cheniere Energy, Inc.	267,325	56,544,584
NextDecade Corporation (c)	1,102,221	5,830,749
Venture Global, Inc. - Class A (b)	454,014	4,449,337
		66,824,670
Natural Gas Liquids Infrastructure - 9.6%
Keyera Corporation	1,845,993	62,512,384
ONEOK, Inc. (b)	436,182	34,541,253
Pembina Pipeline Corporation	673,337	27,997,352
		125,050,989
Natural Gas Pipelines - 21.2%
Kinder Morgan, Inc.	3,677,305	112,121,029
TC Energy Corporation	1,110,273	65,139,717
Williams Companies, Inc. (The) (b)	1,495,015	100,554,709
		277,815,455
Oilfield Services & Equipment - 1.4%
Solaris Energy Infrastructure, Inc. (b)	330,464	18,238,308

Renewable Energy Infrastructure - 4.2%
Clearway Energy, Inc. - Class C	389,067	14,064,772
Eaton Corporation plc (b)	10,580	3,718,024
NRG Energy, Inc. (b)	170,555	26,031,809
Quanta Services, Inc. (b)	9,950	4,722,569
Shoals Technologies Group, Inc. - Class A (c)	241,515	2,279,902

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 72.6% (Continued)	Shares	Value
Renewable Energy Infrastructure - 4.2% (Continued)
Vistra Corporation (b)	24,767	$ 3,921,854
		54,738,930

Total MLP Related Companies (Cost $618,762,617)		$ 948,326,742

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (g) (Cost $5,959,155)	5,959,155	$ 5,959,155

Investments at Value - 99.7% (Cost $866,791,598)		$ 1,300,814,036

Other Assets in Excess of Liabilities - 0.3%		3,051,628

Net Assets - 100.0%		$ 1,303,865,664

MLP	- Master Limited Partnership
plc	- Public Limited Company

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2026 was $313,336,080.
(c)	Non-income producing security.
(d)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions except from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(e)	Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees and represents 0.9% of net assets.
(f)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(g)	The rate shown is the 7-day effective yield as of January 31, 2026.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Eaton Corporation plc, 02/20/26	$ 380 .00	52	$ 1,827,384	$ 13,260
Hess Midstream, L.P. - Class A, 02/20/26	37 .00	1,159	4,110,973	15,067
NRG Energy, Inc., 02/20/26	200 .00	426	6,502,038	6,390
ONEOK, Inc., 02/20/26	85 .00	436	3,452,684	15,260
Plains GP Holdings, L.P. - Class A, 02/20/26	21 .00	3,390	6,942,720	57,630
Quanta Services, Inc., 02/20/26	500 .00	49	2,325,687	52,871
Solaris Energy Infrastructure, Inc., 02/20/26	65 .00	1,056	5,828,064	185,856
Targa Resources Corporation, 02/20/26	220 .00	252	5,064,696	18,900
Venture Global, Inc. - Class A, 02/20/26	11 .50	2,270	2,224,600	43,130
Vistra Corporation, 02/20/26	210 .00	85	1,345,975	1,275
Williams Companies, Inc. (The), 02/20/26	70 .00	2,990	20,110,740	179,400
Total Written Option Contracts (Premiums $728,372)			$ 59,735,561	$ 589,039

The average monthly notional value of written option contracts during the three months ended January 31, 2026 was $31,253,095.